Secured Term Loan Facilities and Revolving Credit Facilities - July 2015 Santander Credit Facility B (Details) - Line of Credit $ in Thousands	Jul. 31, 2015 USD ($) vessel	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Outstanding amount		$ 767,885
Santander Credit Facility B
Debt Instrument [Line Items]
Debt instrument term	12 years
Line of credit facility, maximum borrowing capacity	$ 55,800
Outstanding amount		$ 16,300
Periodic payment	$ 1,300
Debt margin percentage	2.47%
Santander Credit Facility B | Newbuild LPG Carriers
Debt Instrument [Line Items]
Number of vessels to be financed | vessel	2